CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 2) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from investing activities	¥ (114,716)	$ (16,478)	¥ (100,875)	¥ (53,067)
Net cash used in financing activities	(140,732)	(20,215)	(57,306)	137,402
Effect of exchange rate changes	1,342	193	10,037	(6,228)
Net increase in cash, cash equivalents and restricted cash	(293,960)	(42,225)	231,890	428,207
Cash, cash equivalents and restricted cash at beginning of year	1,316,785	189,145	1,084,895	656,688
Cash, cash equivalents and restricted cash at end of year	1,022,825	146,920	1,316,785	1,084,895
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from investing activities	32	5	13,774	571,808
Net cash used in financing activities	0	0		¥ (571,808)
Effect of exchange rate changes	173
Net increase in cash, cash equivalents and restricted cash	205	5	13,774
Cash, cash equivalents and restricted cash at beginning of year	13,774	2,003
Cash, cash equivalents and restricted cash at end of year	¥ 13,979	$ 2,008	¥ 13,774